Commitments And Contingencies	12 Months Ended
Dec. 31, 2023
Commitments And Contingencies [Abstract]
Commitments and Contingencies

27	Commitments and contingencies
Withholding, indirect and gaming taxes
As reflected in the critical accounting estimates and judgments disclosures in note 3, the Group reviews tax developments at each reporting date to determine if a provision should be recorded or a contingency disclosed. The Group assesses its tax liabilities taking into account current (and enacted but not yet implemented) tax law in conjunction with advice received from professional advisers and/or legal counsel. Management have assessed that the financial effect of such contingencies are either possible or probable but cannot be reliably measured due to considerable uncertainty regarding amount and/or timing.
Jumpman is subject to an assessment from the HMRC totaling £21.5 million in respect of Remote Gaming Duty ("RGD") from 2018 to 2022. Jumpman has appealed the assessment. The Group does not consider it probable that the assessments will ultimately be payable, and as such, no provision has been made. In the event of an unfavorable judgment, the Company will pursue further appeals until all appeal options have been exhausted.
Legal contingencies
The business is party to pending litigation in various jurisdictions and with various plaintiffs in the normal course of business, including claims from customers within such jurisdictions as Austria, Germany and the Netherlands. The Group takes legal advice as to the likelihood of success of claims and counterclaims. No provision is recorded where, due to inherent uncertainties, no accurate quantification of any cost, or timing of such cost, which may arise from any of the legal proceedings can be determined.

27	Commitments and contingencies (continued)
St. Pancras lease agreement
In September 2022, the Group entered into a lease agreement with approximately €86 million of commitments, which had not commenced as of December 31, 2023, and as such, has not been recognized in the Consolidated Statement of Financial Position. The agreement has a lease term of 15 years and it is expected to commence in July 2024, when the necessary leasehold improvements to put the rented space in condition for the Group usage are concluded.
The Group is liable for the expenditures related to the leasehold improvements, which are estimated to be €17 million (included in the total commitments of €86 million) and will be incurred subsequent to the rented space being available for Group usage. As at December 31, 2023, no material leasehold improvements have been completed or disbursed. The leasehold improvements will entitle the Group to a rent free period up to 12 months and the first lease payment is expected for April 2025.